-------------------------------------------------------------
COLONIAL INVESTMENT GRADE MUNICIPAL TRUST   SEMIANNUAL REPORT
-------------------------------------------------------------

May 31, 2000

                               [Graphic Omitted]

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

Volatility was the watchword for the municipal markets during the past six months. Early in the period, interest rates were rising. Yields on most bonds followed suit, and as they rose, bond prices fell. The higher rates and yields were prompted by the Federal Reserve. Concerned that robust economic growth could ignite higher levels of inflation, the Fed attempted to cool the economy and douse the inflationary sparks by raising key short-term lending rates in February and March 2000.

Later, the municipal markets rallied. Although the Fed raised short-term interest rates again in May -- this time, by 0.50% -- investors viewed it as a positive move. Convinced that the central bankers were quite determined to keep the economy and inflation from overheating, investors took some pressure off municipal bond yields and prices recovered to some extent. In the end, the municipal bond market, as measured by the Lehman Brothers Municipal Bond Index, finished ahead by 1.02%. Investment grade municipal bonds -- those rated BBB or higher -- fared better than non-investment grade securities.

Although steps were taken to mitigate the impact of rising rates, the Fund's performance was affected by the general market volatility. These steps and other information about the Fund's holdings and the strategies employed during this half-year period are discussed on the next page.

As always, we thank you for choosing Colonial Investment Grade Municipal Trust for your portfolio and for giving us the opportunity to serve your investment needs.

     Respectfully,

 /s/ Stephen E. Gibson

     Stephen E. Gibson
     President
     July 17, 2000

---------------------------
Not     FDIC May Lose Value
Insured No Bank Guarantee
---------------------------

Because market and economic conditions change frequently, there can be no assurance that the trends described above or on the following pages will continue or come to pass.

-------------------------------------------------------------------------------
HIGHLIGHTS
-------------------------------------------------------------------------------

>  FUND LIMITED RISK IN A RISING-RATE ENVIRONMENT.

When interest rates rise, bond prices fall, and the effect is most pronounced for bonds with longer maturities. In response to a steady climb in interest rates over the past six months, the Fund pursued a shorter average maturity for its holdings. It also sought to offset the impact of higher rates with short-term hedging strategies.

>  PORTFOLIO MANAGERS' COMMENTARY

For the six-month period ended May 31, 2000, the Fund underperformed the Lehman Brothers Municipal Bond Index, generating a total return of negative 0.61%, based on net asset value. The period was marked by volatility in the municipal markets, brought on by investors' reaction to three interest-rate increases by the Federal Reserve. This volatility impacted the Fund's performance, as did an overweighting in high-yield or non-investment grade securities. While these provide additional income, they also are more sensitive than higher-quality bonds to changes in interest rates. Going forward, we look for slower economic growth and a reversal in the direction of interest rates and yields. In that event, we would expect the Fund's longer-term and high-yield securities to perform well. Until then, we will make use of short-term hedging techniques designed to reduce interest-rate risk and look for an opportune time to invest in more long-term securities.

                                           William Loring
                                           Brian Hartford
                                           Portfolio Co-Managers

The Fund involves certain risks, such as credit risks associated with lower-rated bonds and changes in interest rates. High-yield municipal bond investing carries increased credit risks.

SIX-MONTH TOTAL RETURN, ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS

            NAV                                (0.61)%
            -----------------------------------------
            Market price                        1.27%
            -----------------------------------------

DISTRIBUTIONS DECLARED PER COMMON SHARE (12/1/99 - 5/31/001): $0.298

(1) A portion of the Fund's income may be subject to the alternative minimum tax. The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund's ordinary income, and is taxable when distributed.

PRICE PER SHARE AS OF 5/31/00

            NAV                                 $9.91
            -----------------------------------------
            Market price                       $8.875
            -----------------------------------------

TOP FIVE SECTORS AS OF 5/31/00

            LOCAL GENERAL OBLIGATIONS          18.36%
            HOSPITAL                           13.30%
            EDUCATION                           7.00%
            STATE APPROPRIATED                  6.30%
            WATER/SEWER                         5.71%

QUALITY BREAKDOWN AS OF 5/31/00

            AAA                                 59.1%
            -----------------------------------------
            AA                                  12.6%
            -----------------------------------------
            A                                    9.8%
            -----------------------------------------
            BBB                                  8.4%
            -----------------------------------------
            Non-rated                            9.8%
            -----------------------------------------
            Cash equivalents                     0.3%
            -----------------------------------------

Quality and sector breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the Quality Breakdown represent the highest rating assigned to a particular bond by one of the following respected agencies: Standard & Poor's Corp., Moody's Investors Service, Inc. or Fitch Investors Service.

Because the Trust is actively managed, there can be no guarantee that the Trust will continue to maintain this quality breakdown or invest in these sectors in the future. Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon Colonial's defined criteria as used in the investment process.

---------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
---------------------------------------------------------------------------------------------------
May 31,2000 (Unaudited)
(In thousands)

MUNICIPAL BONDS - 98.3%                                                       PAR           VALUE
---------------------------------------------------------------------------------------------------
EDUCATION - 7.8%
EDUCATION - 6.9%
CA State Educational Facilities Authority, Santa Clara University,
  Series 1996,
  5.000% 09/01/15                                                            $  800        $    818
IL Chicago, State University Auxiliary Facilities Series 1998,
  5.500% 12/01/23 (a)                                                         1,085           1,011
MA State College Building Authority,
  Series 1999 A,
  (b) 05/01/23 (a)                                                            2,710             664
MA State Industrial Finance Agency, Tabor Academy, Series 1998,
  5.400% 12/01/28                                                             1,000             830
MN Univeristy of Minnesota:
  Series 1996 A,
  5.750% 07/01/14                                                               500             508
  Series 1999 A,
  5.500% 07/01/21                                                             2,000           1,918
MO State Health & Educational Facilities Authority Central Institute
  for the Deaf,
  Series 1999,
  5.850% 01/01/22                                                               600             577
NY St. Lawrence County Industrial Development Agency, St. Lawrence
  University, Series 1998 A,
  5.500% 07/01/13                                                             1,465           1,447
TX Texas Tech University, Series 1999,
  5.000% 02/15/29 (a)                                                         5,000           4,223
                                                                                           --------
                                                                                             11,996
                                                                                           --------
STUDENT LOAN - 0.9%
NE Nebhelp, Inc., Series 1993 A6,
  6.450% 06/01/18                                                             1,500           1,542
                                                                                           --------
---------------------------------------------------------------------------------------------------
HEALTHCARE - 16.7%
CONGREGATE CARE RETIREMENT - 0.3%
OR Clackamas County Hospital Facilities Authority, Willamette View,
  Series 1999 A,
  7.500% 11/01/29                                                               600             580
                                                                                           --------
HOSPITAL - 13.1%
AL Alabama Special Care Facilities Authority, Montgomery Healthcare,
  Series 1989,
  11.000% 10/01/19 (c)                                                          647              32
AZ Maricopa County Industrial Development Authority, Mayo Clinic
  Hospital,
  Series 1998,
  5.250% 11/15/37                                                             3,000           2,538
National Health Facilities II Project,
  5.100% 01/01/33 (a)                                                         2,500           2,093
FL Orange County Health Facilities Authority, Orlando Regional
  Healthcare System:
  Series 1999,
  6.000% 10/01/26                                                               175             164
  Series 1996 C,
  6.250% 10/01/13                                                             2,460           2,617
IL Health Facility Authority, Series 1992 B, IFRN (variable rate),
  9.061% 05/01/21                                                               700             749
IL Southwestern Illinois Development Authority, Anderson Hospital,
  Series 1999,
  5.375% 08/15/15                                                               380             307
IL State Development Finance Authority, Adventist Health System,
  Series 1999,
  5.500% 11/15/20                                                             1,000             802
IL State Health Facilities Authority, Swedish American Hospital,
  Series 2000,
  6.875% 11/15/30                                                               500             482
LA Jefferson Parish Hospital Service District 2, Series 1998,
  5.250% 07/01/12                                                             1,000             946
LA State Public Facilities Authority, Touro Infirmary, Series 1999,
  5.625% 08/15/29                                                               500             391
MA State Health & Educational Facilities Authority, South Shore
  Hospital,
  Series 1999 F,
  5.750% 07/01/29                                                             1,000             861
MD State Health & Educational Facilities Authority, University of
  Maryland Medical System,
  6.750% 07/01/30                                                               250             246
MI Flint Hospital Building Authority, Hurley Medical Center, Series
  1998 B,
  5.375% 07/01/28                                                               500             350
NC State Medical Care Commission, Gaston Health Care, Series 1998,
  5.000% 02/15/29                                                             5,000           3,911
NH Higher Educational and Health Facilities Catholic Medical Center,
  Series 1989,
  6.000% 07/01/17                                                             2,500           2,300
NV Henderson, Catholic Healthcare West, Series 1999 A,
  6.750% 07/01/20                                                               500             482
TN Metropolitan Government, Nashville & Davidson Counties, Meharry
  Medical College, Series 1996,
  6.000% 12/01/16                                                             1,575           1,615
UT Weber County, IHC Health Services, Inc., Series 1999,
  5.000% 08/15/30 (a)                                                         2,300           1,895
                                                                                           --------
                                                                                             22,782
                                                                                           --------
INTERMEDIATE CARE FACILITIES - 0.2%
IL State Development Finance Authority, Hoosier Care, Inc.,
  Series 1999  A,
  7.125% 06/01/34                                                               490             430
                                                                                           --------
NURSING HOME - 3.1%
CO Health Care Facilities Authority Pioneer Health Care, Series 1989,
  10.500% 05/01/19                                                            1,685           1,653
DE State Economic Development Authority, Churchman Village Project,
  Series A,
  10.000% 03/01/21                                                              950           1,087
FL Escambia County, Beverly Enterprises - Florida, Inc., Series 1985,
  9.800% 06/01/11                                                               165             172
PA Chester County Industrial Development, Pennsylvania Nursing
  Home, Inc.,
  Series 1989,
  10.125% 05/01/19 (c)                                                        1,204             879
PA Delaware County Authority, Main Line and Haverford Nursing,
  Series 1992,
  9.000% 08/01/22                                                               590             626
WI State Health & Educational Facilities Authority, Metro Health
  Foundation, Inc., Series 1993,
  10.000% 11/01/22 (c) (d)                                                    1,300             985
                                                                                           --------
                                                                                              5,402
                                                                                           --------
---------------------------------------------------------------------------------------------------
HOUSING - 4.0%
ASSISTED LIVING/SENIOR - 0.3%
TX Bell County Health Facilities Development Corp.,
  Care Institutions, Inc.,
  9.000% 11/01/24                                                               500             532
                                                                                           --------
MULTI-FAMILY - 2.3%
FL Broward County Housing Finance Authority, Chaves Lake Apartment
  Project, Series 2000,
  7.500% 07/01/40                                                               500             495
FL Clay County Housing Finance Authority, Madison Commons Apartments,
  Series 2000 A,
  7.450% 07/01/40                                                               250             246
MN White Bear Lake,
  Birch Lake Townhome Project,
  Series 1989A,
  10.250% 07/15/19                                                              775             799
  Series 1989B,
  (b) 07/15/19 (e)                                                              703             284
Resolution Trust Corp., Pass Through Certificates, Series 1993-A,
  9.250% 12/01/16 (f)                                                         2,124           2,130
                                                                                           --------
                                                                                              3,954
                                                                                           --------
SINGLE FAMILY - 1.4%
CO State Housing Finance Authority,
  Series 2000 B2,
  7.250% 10/01/31                                                               500             538
IL Chicago, Series 2000 A,
  7.150% 09/01/31                                                               500             541
IN State Housing Finance Authority Single Family Mortgage - GNMA
  Series 1990-D,
  7.800% 01/01/22                                                                60              61
LA Louisiana Housing Finance Agency, Residual Lien Mortgage,
  Series 1992,
  7.375% 09/01/13 (f)                                                           250             255
OH State Housing Finance Agency, Series B-4,
  8.959% 03/31/31                                                             1,015           1,058
                                                                                           --------
                                                                                              2,454
                                                                                           --------
--------------------------------------------------------------------------------------------------------
INDUSTRIAL - 2.9%
FOREST PRODUCTS - 2.0%
IN Jasper County, Georgia Pacific Corp.,
  Series 2000,
  6.700% 04/01/29                                                             1,000             975
MN International Falls, Boise Cascade Corp., Series 1999,
  6.850% 12/01/29                                                             1,000             962
VA Bedford County Industrial Development Authority,
  Nekoosa Packaging Corp.,
  Series 1999 A,
  6.550% 12/01/25                                                             1,500           1,451
                                                                                           --------
                                                                                              3,388
                                                                                           --------
MANUFACTURING - 0.7%
MN Brooklyn Park, TL Systems Corp.,
  Series 1991,
  10.000% 09/01/16                                                              885             997
MO State Development Finance Board, Proctor & Gamble Co., Series 1999,
  5.200% 03/15/29                                                               250             218
                                                                                           --------
                                                                                              1,215
                                                                                           --------
METALS & MINING - 0.2%
VA Peninsula Ports Authority, Ziegler Coal Project, Series 1997,
  6.900% 05/02/22                                                               500             426
                                                                                           --------
---------------------------------------------------------------------------------------------------
OTHER - 5.3%
POOL/BOND BANK - 0.1%
FL State Municipal Loan Council,
  Series 2000 A,
  (b) 04/01/21                                                                  520             143
                                                                                           --------
REFUNDED/ESCROWED - 5.2% (g)
CA San Joaquin Hills Transportation Corridor Agency, Series 1993,
  (b) 01/01/23 (a)                                                            5,250           1,334
CA State, Series 1995,
  5.750% 03/01/19                                                             1,930           2,021
CO Denver City and County Airport,
  Series B,
  7.250% 11/15/23                                                               205             219
DC Hospital, Washington Hospital Center, Series 1990 A,
  8.750% 01/01/15                                                               615             641
DE State Economic Development Authority, Riverside Hospital,
  Series 1992 A,
  9.500% 01/01/22                                                               225             261
FL Clearwater Housing Authority, Hampton Apartments, Series 1994,
  8.250% 05/01/24                                                               691             777
MI Wayne County Building Authority,
  Series 1992 A,
  8.000% 03/01/17                                                               250             267
MN Mille Lacs Capital Improvement Authority, Mille Lacs Band of
  Chippewa, Series 1992 A,
  9.250% 11/01/12                                                               235             261
NC Lincoln County, Lincoln County Hospital,
  9.000% 05/01/07                                                               135             150
TN Metropolitan Government, Nashville & Davidson Counties,
  6.150% 05/15/25                                                             1,000           1,040
TN Shelby County, Health, Education, & Housing Facilities Board, Open
  Arms Development Center:
  Series 1992A,
  9.750% 08/01/19                                                               445             561
  Series 1992C,
  9.750% 08/01/19                                                               445             561
TX Bexar Metropolitan Water District,
  5.000% 05/01/19                                                             1,000             932
                                                                                           --------
                                                                                              9,024
                                                                                           --------
---------------------------------------------------------------------------------------------------
OTHER REVENUE - 0.5%
RECREATION - 0.5%
DC District of Columbia, Smithsonian Institute, Series 1997,
  5.000% 02/01/28                                                             1,000             842
                                                                                           --------
---------------------------------------------------------------------------------------------------
RESOURCE RECOVERY - 1.2%
DISPOSAL - 1.2%
IL Development Finance Authority, Waste Management, Inc., Series 1997,
  5.050% 01/01/10                                                               500             420
MA State Industrial Finance Agency, Peabody Monofill Associates, Inc.,
  Ogden Hill Project:
  Series 1995,
  9.000% 09/01/05                                                               195             202
  Series 1998 A,
  5.450% 12/01/12                                                             1,250           1,113
MI State Strategic Fund, United Waste Systems, Inc., Series 1995,
  5.200% 04/01/10                                                               500             428
                                                                                           --------
                                                                                              2,163
                                                                                           --------
TAX-BACKED - 32.6%
LOCAL APPROPRIATED - 0.8%
MN Hibbing Economic Development Authority,
  6.400% 02/01/12                                                               335             325
TX Houston Independent School Distict Public Faclities Corp.,
  Series 1998 A,
  (b) 09/15/13 (a)                                                            2,500           1,135
                                                                                           --------
                                                                                              1,460
                                                                                           --------
LOCAL GENERAL OBLIGATIONS - 18.1%
CO El Paso County School District No. 11, Series 1996,
  7.125% 12/01/19                                                             1,870           2,154
CO Highlands Ranch Metropolitan District, Series 1996,
  6.500% 06/15/11 (a)                                                         1,375           1,495
IL Chicago:
  Series 1995 A-2,
  6.250% 01/01/14                                                             1,480           1,558
  Series 1999,
  5.500% 01/01/23                                                             1,000             939
IL Chicago Board of Education, Series 1997 A,
  5.250% 12/01/30                                                             7,000           6,068
IL Cook County, Series 1997 A,
  5.625% 11/15/22 (a)                                                         2,100           1,991
IL St. Clair County Public Building Commision,
  (b) 12/01/13 (a)                                                            2,000             906
IL St. Clair County, Series 1999,
  (b) 10/01/16 (a)                                                            2,000             748
MI St. Johns Public School, Series 1998,
  5.100% 05/01/25                                                             1,000             878
MN Minneapolis-St. Paul Metropolitan Aiports Commission,
  Series 1998 13,
  5.250% 01/01/13                                                             1,000             960
NY New York City, Series 1997 A,
  7.000% 08/01/07                                                             2,000           2,171
NY Yonkers, Series 1999 A,
  4.500% 12/01/17                                                             1,000             823
OH Olmsted Falls School District:
  Series 1999,
  5.500% 12/01/00                                                               340             341
  Series 1999,
  5.500% 12/01/01                                                               360             356
  Series 1999,
  5.500% 12/01/02                                                               380             371
PA Philadelphia School District, Series B,
  5.500% 09/01/18                                                             2,000           1,898
TX Houston Independent School District, Series 1999 A,
  5.000% 02/15/24                                                             7,000           5,986
---------------------------------------------------------------------------------------------------
TX La Joya Independent School District, Series 1998,
  5.500% 02/15/12                                                             1,000             988
WA King County, Series 1998 B,
  5.000% 01/01/30                                                             1,000             836
                                                                                           --------
                                                                                             31,466
                                                                                           --------
SPECIAL NON-PROPERTY TAX - 3.7%
FL Tampa Sports Authority, Tampa Bay Arena Project, Series 1995,
  5.750% 10/01/25                                                             1,000             984
NM Dona Ana County, Series 1998,
  5.500% 06/01/15                                                             1,000             981
NY Metropolitan Transportation Authority, Series 1998 A,
  4.500% 04/01/18                                                             1,000             817
NY State Local Government Assistance Corp., Series 1993 E,
  5.000% 04/01/21                                                             3,000           2,639
WV State Building Commission, Series 1997 A,
  5.250% 07/01/09                                                             1,000             987
                                                                                           --------
                                                                                              6,408
                                                                                           --------
SPECIAL PROPERTY TAX - 1.0%
CA Capistrano Unified School District, Ladera Community Facilities
  District No.98-2,
  Series 1999,
  5.750% 09/01/29                                                               345             298
CA Contra Costa County Public Financing Authority, Series 1992 A,
  7.100% 08/01/22                                                             1,000           1,052
FL Indigo Community Development District, Series 1999 B,
  6.400% 05/01/06                                                               200             198
FL Lexington Oaks Community Development District, Series 1998 B,
  5.500% 05/01/05                                                               175             169
                                                                                           --------
                                                                                              1,716
                                                                                           --------
STATE APPROPRIATED - 6.2%
IN State Office Building Commission, Women's Prison, Series B,
  6.250% 07/01/16                                                             2,820           2,973
NY New York State Dormitory Authority Consolidation City University,
  Series 1993A,
  5.750% 07/01/18                                                             5,000           4,890
Mental Health Services, Series 1998 C,
  5.000% 02/15/11                                                             1,485           1,371
NY State Medical Care Facilities Finance Agency, Mental Health Services
  Facilities Improvement, Series 1991 A,
  7.500% 02/15/21                                                               100             104
NY State Urban Development Corp.,
  5.600% 04/01/15                                                             1,000             978
WV State Building Commission, Series 1998 A,
  5.375% 07/01/18                                                               500             477
                                                                                           --------
                                                                                             10,793
                                                                                           --------
STATE GENERAL OBLIGATIONS - 2.8%
CA State, Series 1995,
  5.750% 03/01/19                                                                70              70
DC District of Columbia, Series 1999 A,
  5.375% 06/01/18 (a)                                                         1,250           1,156
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority:
  6.250% 07/01/12                                                             1,000           1,077
  6.250% 07/01/13                                                               750             808
TX State, Series 1999 ABC,
  5.500% 08/01/35                                                             2,000           1,835
                                                                                           --------
                                                                                              4,944
                                                                                           --------
---------------------------------------------------------------------------------------------------
TRANSPORTATION - 13.0%
AIR TRANSPORTATION - 1.2%
IN Indianapolis Airport Authority, Federal Express Corp., Series 1994,
  7.100% 01/15/17                                                             1,000           1,025
NY Port Authority of New York & New Jersey, JFK International Air
  Terminal, Series 6,
  6.250% 12/01/08                                                             1,000           1,059
                                                                                           --------
                                                                                              2,085
                                                                                           --------
AIRPORT - 5.1%
CO Denver City & County Airport:
  Series 1997 E,
  5.250% 11/15/23 (a)                                                         2,000           1,778
  Series 1998 B,
  5.000% 11/15/25                                                             1,800           1,519
  Series B,
  7.250% 11/15/23                                                               795             830
MA State Port Authority:
  Series 1998 D,
  5.000% 07/01/28                                                             3,500           2,963
  Series 1999,
  6.966% 07/01/29                                                             1,000             916
MI Wayne County, Detroit Metropolitan Airport, Series 1998 A,
  5.000% 12/01/22                                                             1,000             844
                                                                                           --------
                                                                                              8,849
                                                                                           --------
TOLL FACILITIES - 5.0%
CA Foothill/Eastern Transportation Corridor Agency, Series 1995 A,
  5.000% 01/01/35                                                             1,000             829
CA San Joaquin Hills Transportation Corridor Agency, Series A,
  (b) 01/15/15 (a)                                                            2,000             862
CO State Public Highway Authority, E-470,
  Series B,
  (b) 09/01/11 (a)                                                            2,000           1,027
IL Chicago, Skyway Bridge, Series 1996,
  5.375% 01/01/16 (a)                                                         1,750           1,652
MA State Turnpike Authority, Series 1999 A,
  5.000% 01/01/39 (a)                                                         3,900           3,221
NH State Turnpike Systems, Series 1991-C, IFRN (variable rate),
  8.869% 11/01/17                                                             1,000           1,131
                                                                                           --------
                                                                                              8,723
                                                                                           --------
TRANSPORTATION - 1.7%
CA San Mateo County Transportation District, Series 1998 A,
  4.500% 06/01/18                                                             1,000             832
IL Regional Transportation Authority, Series C,
  7.750% 06/01/20                                                             1,000           1,210
OH Toledo-Lucas County Port Authority, CSX Transportation, Inc.,
  Series 1992,
  6.450% 12/15/21                                                             1,000             956
                                                                                           --------
                                                                                              2,998
                                                                                           --------
---------------------------------------------------------------------------------------------------
UTILITY - 14.3%
INDEPENDENT POWER PRODUCER - 0.3%
NY New York City Industrial Development Agency,
  Brooklyn Navy Yard Partners,
  Series 1997,
  5.650% 10/01/28                                                               200             169
PR Commonwealth of Puerto Rico Industrial, Educational, Medical &
  Environmental Cogeneration Facilities, AES Project,
  Series 2000,
  6.625% 06/01/26                                                               325             327
                                                                                           --------
                                                                                                496
                                                                                           --------
INVESTOR OWNED - 4.7%
IN Petersburg Pollution Control, Indianapolis Power & Light Company,
  Series 1993-B,
  5.400% 08/01/17                                                             3,000           2,853
MI State Strategic Fund, Detroit Edison Co.,
  Series 1998 A,
  5.550% 09/01/29                                                             3,000           2,738
MS State Business Finance Corp., Systems Energy Resources Project,
  Series 1998,
  5.875% 04/01/22                                                             1,000             841
TX Matagorda County Navigation District #1, Houston Light & Power Co.,
  Series 1997,
  5.125% 11/01/28                                                             2,000           1,712
                                                                                           --------
                                                                                              8,145
                                                                                           --------
JOINT POWER AUTHORITY - 2.5%
IN Indianapolis, Citizens Gas & Coke Utility, Series 1998 A,
  5.250% 08/15/11                                                             1,000             971
IN State Municipal Power Agency, Series B,
  6.000% 01/01/12                                                             2,000           2,076
NC State Municipal Power Agency, Catawba Electric No. 1, Series 1998 A,
  5.500% 01/01/15 (a)                                                           640             625
NE American Public Energy Agency, Public Gas Agency-Western Project,
  Series 1999 A,
  5.250% 06/01/11                                                               700             667
                                                                                           --------
                                                                                              4,339
                                                                                           --------
MUNICIPAL ELECTRIC - 1.2%
NC University of North Carolina at Chapel Hill, (b) 08/01/14                  1,000             439
NE Public Power District, Sereis 1998 A,
  5.250% 01/01/11                                                               500             488
TN Metropolitan Government, Nashville & Davidson Counties,
  Series 1996 A,
  (b) 05/15/09 (a)                                                            1,825           1,107
                                                                                           --------
                                                                                              2,034
                                                                                           --------
WATER & SEWER - 5.6%
FL Miami-Dade County, Series 1999 A,
  5.000% 10/01/29 (a)                                                         2,000           1,696
MA Boston Water & Sewer Commission,
  Series 1998 D,
  5.000% 11/01/28                                                             3,000           2,536
MA State Water Resources Authority,
  Series 1998 B,
  4.500% 08/01/22 (a)                                                         3,000           2,371
MS V Lakes Utility District,
  8.250% 07/15/24 (e)                                                           140             112
PA Erie Sewer Authority,
  5.625% 06/01/17                                                             1,500           1,533
WA King County, Series 1999,
  5.250% 01/01/30                                                             1,750           1,530
                                                                                           --------
                                                                                              9,780
                                                                                           --------
TOTAL MUNICIPAL BONDS (cost of $177,242)(h)                                                 171,109
                                                                                           --------
OPTIONS - 0.2%
                                                                          CONTRACTS
----------------------------------------------------------------------------------------------------------
September 2000 Treasury Bond Put Strike price 92 expiration 08/19/2000       24,200             132
September 2000 Treasury Bond Calls Strike price 96
  expiration 09/19/2000                                                       9,800             153
September 2000 Treasury Bond Calls Strike price 98
  expiration 09/19/2000                                                       5,700              45
                                                                                           --------
TOTAL OPTIONS (cost of $458)                                                                    331
                                                                                           --------
TOTAL INVESTMENTS (cost of $177,700)                                                        171,440
                                                                                           --------

SHORT-TERM OBLIGATIONS - 0.3%                                                 PAR           VALUE
---------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (i)
IA State Higher Education Loan Authority,
  St. Ambrose University, Series 1999,
  4.450% 10/01/09                                                            $  395        $    395
IN State Hospital Equipment Finance Authority, Series A,
  4.500% 12/01/15                                                               100             100
                                                                                           --------
TOTAL SHORT-TERM OBLIGATIONS                                                                    495
                                                                                           --------

OTHER ASSETS & LIABILITIES, NET - 1.2%                                                        2,097
---------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                        $174,032
                                                                                           --------

NOTES TO INVESTMENT PORTFOLIO:
---------------------------------------------------------------------------------------------------
(a) These securities, or a portion thereof, with a total market value of $31,026, are being used to collateralize the open future contracts indicated below.
(b) Zero coupon bond.
(c) This issuer is in default of certain debt covenants. Income is not being accrued.
(d) This is a restricted security which was acquired on February 25, 1996 at a cost of $1,432. The security represents 0.8% of the Fund's net assets as of May 31, 2000.
(e) Accrued interest accumulates in the value of the security and is payable at redemption.
(f) This security is exempt from registration under Rule 144A of the Securities Act of 1993. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2000, the value of this security amounted to $2,385 or 1.4% of net asstes.
(g) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the payment of principal and interest.
(h) Cost for federal income tax purposes is approximately the same.
(i) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of May 31, 2000.

       ACRONYM                         NAME
        -----                          ---
        IFRN                Inverse Floating Rate Note

Short futures contracts open at May 31, 2000

                                 PAR VALUE                                            UNREALIZED
                                 COVERED BY               EXPIRATION                 DEPRECIATION
TYPE                             CONTRACTS                   MONTH                    AT 05/31/00
-------------------------------------------------------------------------------------------------
Treasury Bond                     24,300                    September                    $  227
Municipal Bond                     5,700                    September                        97
                                                                                         ------
                                                                                         $  324
                                                                                         ======

See notes to investment portfolio.

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
May 31, 2000 (Unaudited)
(In thousands except for per share amounts)

ASSETS
Investments at value (cost $177,700)                                   $171,440
Short-term obligations                                                      495
                                                                       --------
                                                                        171,935
Receivable for:
  Interest                                                $3,241
  Investments sold                                           286
Other                                                         44          3,571
                                                          ------       --------
  Total Assets                                                          175,506

LIABILITIES
Payable for:
  Distributions - preferred shares                            15
  Distributions - common shares                              587
  Investments purchased                                      408
  Variation margin on futures                                282
Accrued:
  Management fee                                              94
  Bookkeeping fees                                             4
  Deferred Trustees fees                                       5
Other                                                         79
                                                          ------
  Total Liabilities                                                       1,474
                                                                       --------
NET ASSETS                                                             $174,032
                                                                       --------

COMPOSITION OF NET ASSETS
Auction Preferred Shares (2 shares issued and
  outstanding at $25,000 per share)                                    $ 60,000
Capital paid in                                                         126,930
Undistributed net investment income                                         132
Accumulated net realized loss                                            (6,446)
Net unrealized depreciation on:
  Investments                                                            (6,260)
  Open futures contracts                                                   (324)
                                                                       --------
                                                                        174,032
                                                                       --------
Net Assets at value for 11,509 common shares of
  beneficial interest outstanding                                      $114,032
                                                                       --------
Net asset value per common share                                       $   9.91
                                                                       --------
Net Assets at value including accrued dividends for
  2 preferred shares outstanding                                       $ 60,015
                                                                       --------

See notes to financial statements.

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the Six Months Ended May 31, 2000 (Unaudited)
(In thousands)

INVESTMENT INCOME
Interest                                                               $  5,469

EXPENSES
Management fee                                          $    572
Bookkeeping fee                                               24
Transfer agent fee                                            12
Trustees fee                                                   6
Custodian fee                                                  2
Audit fee                                                     16
Legal fee                                                      3
Reports to shareholders                                        7
Preferred shares remarketing commissions                      75
Other                                                         52            769
                                                        --------       --------
    Net Investment Income                                                 4,700
                                                                       --------
NET REALIZED AND UNREALIZED LOSS ON
PORTFOLIO POSITIONS
Net realized loss on:
  Investments                                            (1,641)
  Closed futures contracts                                  (46)
                                                        -------
    Net Realized Loss                                                    (1,687)
Net Change in Unrealized Appreciation/Depreciation
  during the period on:
  Investments                                            (2,459)
  Open futures contracts                                   (332)
                                                        -------
    Net Change in Unrealized Appreciation/Depreciation                   (2,791)
                                                                       --------
    Net Loss                                                             (4,478)
                                                                       --------
Increase in Net Assets from Operations                                 $    222
                                                                       --------

See notes to financial statements.

---------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------
(In thousands)
                                                                     (UNAUDITED)
                                                                   SIX MONTHS ENDED          PERIOD ENDED
                                                                       MAY 31,               NOVEMBER 30,
INCREASE (DECREASE) IN NET ASSETS                                       2000                   1999(a)
---------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                 $  4,700                $  6,693
Net realized gain (loss)                                                (1,687)                  1,044
Net change in unrealized appreciation/depreciation                      (2,791)                (13,909)
                                                                      --------                --------
    Net Increase (Decrease) from Operations                                222                  (6,172)

DISTRIBUTIONS
From net investment income - common                                     (3,430)                 (6,025)
From net investment income - preferred                                  (1,236)                   (570)
                                                                      --------                --------
                                                                        (4,444)                (12,767)
                                                                      --------                --------
FUND SHARE TRANSACTIONS
Preferred share offering (net of $190 and $809 offering costs,
  respectively)                                                           (190)                 59,191
                                                                      --------                --------
    Total Increase (Decrease)                                           (4,634)                 46,424

NET ASSETS
Beginning of period                                                    178,666                 132,242
                                                                      --------                --------
End of period (including undistributed net investment income of
  $132 and $98, respectively)                                         $174,032                $178,666
                                                                      --------                --------
NUMBER OF FUND SHARES
COMMON:
Outstanding at Beginning of Period                                      11,509                      --
                                                                      --------                --------
End of Period                                                           11,509                  11,509

PREFERRED:
Issued in initial offering                                                  --                       2
Outstanding at Beginning of Period                                           2                      --
                                                                      --------                --------
End of period                                                                2                       2
                                                                      --------                --------
(a) The Fund changed its fiscal year end from December 31 to November 30.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
May 31, 2000 (Unaudited)

NOTE 1. INTERIM FINANCIAL STATEMENTS
In the opinion of management of Colonial Investment Grade Municipal Trust (the Trust), the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at May 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
ORGANIZATION
The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end, management investment company. The Trust's investment objective is to provide high current income, generally exempt from federal income taxes, by investing primarily in medium and lower quality municipal securities. The Trust authorized an unlimited number of shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Trust may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices.

FEDERAL INCOME TAXES
Consistent with the Trust's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Trust's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred Shares is generally seven days. The applicable dividend rate for the Auction Preferred Shares on May 31, 2000 was 4.49%. For the six months ended May 31, 2000, the Trust paid dividends to Auction Preferred shareholders amounting to $1,236,335 representing an average APS dividend rate for such period of 4.12%.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE
Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Trust and furnishes accounting and other services and office facilities for a monthly fee equal to 0.65% annually of the Trust's average weekly net assets.

BOOKKEEPING FEE
The Advisor provides bookkeeping and pricing services for $18,000 per year plus 0.0233% annually of the Trust's average weekly net assets over $50 million.

OTHER
The Trust pays no compensation to its officers, all of whom are employees of the Advisor.

The Trust's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

NOTE 4. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY
During the six months ended May 31, 2000, purchases and sales of investments, other than short-term obligations, were $16,628,103 and $23,703,704, respectively.

Unrealized appreciation (depreciation) at May 31, 2000, based on cost of investments for both financial statement and federal income tax purposes was:

    Gross unrealized appreciation                              $  3,797,928
    Gross unrealized depreciation                               (10,058,088)
                                                               ------------
        Net unrealized depreciation                            $ (6,260,160)
                                                               ------------

CAPITAL LOSS CARRYFORWARDS
At November 30, 1999, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

           YEAR OF EXPIRATION                CAPITAL LOSS CARRYFORWARD
      ---------------------------           ---------------------------
                  2002                               $  454,000
                  2003                                2,611,000
                  2004                                1,455,000
                                                     ----------
                                                     $4,520,000
                                                     ----------

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER
There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Trust may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Trust may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Trust will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Trust and not for trading purposes. The use of futures contracts and options involves certain risks, which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours or the temporary absence of a liquid market for either the instrument or the underlying securities or
(3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recorded in the Trust's Statement of Assets and Liabilities at any given time.

NOTE 5. PREFERRED SHARE OFFERING
On August 26, 1999, the Trust offered and currently has outstanding 2,400 Auction Preferred Shares. The Auction Preferred Shares are redeemable at the option of the Trust on any dividend payment date at the redemption price of $25,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared). Total proceeds of $59,000,257 net of underwriting and offering costs, were received upon completion of offering.

Cost incurred by the Trust in connection with the offerings of the Auction Preferred Shares totaling $999,743 were recorded as a reduction of capital paid in excess of par applicable to common shares.

Under the Investment Company Act of 1940, the Trust is required to maintain asset coverage of at least 200% with respect to the Auction Preferred Shares as of the last business day of each month in which any Auction Preferred Shares are outstanding. Additionally, the Trust is required to meet more stringent asset coverage requirements under the terms of the Auction Preferred Shares and in accordance with the guidelines prescribed by the rating agencies. Should these requirements not be met, or should dividends accrued on the Auction Preferred Shares not be paid, the Trust may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the Auction Preferred Shares. At May 31, 2000 there were no such restrictions on the Trust.

NOTE 6. RESULTS OF ANNUAL MEETING OF SHAREHOLDERS
On May 24, 2000, the Annual Meeting of Shareholders of the Trust was held to elect four Trustees, to be voted by the Common and Preferred shareholders and to elect two Trustees, to be voted solely by Preferred shareholders, and to ratify the selection of PricewaterhouseCoopers LLP as independent accountants for the fiscal year ending November 30, 2000. On March 1, 2000, the record date for the Meeting, the Fund had outstanding 11,509,000 of Common shares and 2,400 of Preferred shares. The votes cast were as follows:

                                                                   AUTHORITY
                                                     FOR           WITHHELD
                                                     ---           --------
To elect a Board of Trustees:
Tom Bleasdale                                    10,452,182         195,394
William E. Mayer                                 10,456,447         191,129
James L. Moody                                   10,448,582         198,994
John J. Neuhauser                                10,460,556         187,020
Salvatore Macera                                        111               6
Thomas E. Stirzel                                       111               6

To ratify the selection of PricewaterhouseCoopers LLP as independent accountants for the fiscal year ending November 30, 2000:

    FOR                                  AGAINST              ABSTAIN
    ---                                  -------              -------
10,442,754                               50,126               154,696

----------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------

Selected per share data, total return, ratios and supplemental data throughout each period are as follows (common shares unless otherwise noted):
                                                                    (UNAUDITED)
                                                                    SIX MONTHS
                                                                       ENDED          PERIOD ENDED
                                                                      MAY 31,        NOVEMBER 30 (a)
                                                                  ---------------    --------------
                                                                       2000                1999
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $ 10.310            $ 11.490
                                                                      -------             -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                   0.300               0.583
Net realized and unrealized loss                                       (0.278)             (1.119)
Offering costs - preferred shares                                      (0.017)             (0.070)
                                                                     --------            --------
    Total from Investment Operations                                    0.005              (0.606)
                                                                     --------            --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income - common                                    (0.298)             (0.524)
From net investment income - preferred                                 (0.107)             (0.050)
                                                                     --------            --------
      Total Distributions Declared to Shareholders                     (0.405)             (0.574)
                                                                     --------            --------
NET ASSET VALUE, END OF PERIOD                                       $  9.910            $ 10.310
                                                                     ========            ========
Market price per share                                               $  8.875            $  9.062
                                                                     ========            ========
Total return-based on market value - common shares (b)(c)               1.27%            (14.64)%
                                                                     ========            ========
RATIOS TO AVERAGE NET ASSETS
Expenses (d)(e)                                                         1.33%(f)            1.03%
Net investment income (d)(e)                                            5.98%(f)            5.26%
Portfolio turnover (c)                                                    10%                 25%
Net assets at end of period (000) - Total Fund                       $174,032            $178,666

(a) The Fund changed its fiscal year end from December 31 to November 30.
(b) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(c) Not annualized.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(e) Annualized.
(f) Ratios reflect net assets available to common shares only; net investment income ratio also reflects reduction for dividend payments to preferred shareholders.

                                                                              YEAR ENDED
                                                                              DECEMBER 31
                                                                      ----------------------------
                                                                        1998                1997
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $ 11.430            $ 10.870
                                                                      --------            --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                    0.600               0.620
Net realized and unrealized gain                                         0.069               0.575
                                                                      --------            --------
    Total from Investment Operations                                     0.669               1.195
                                                                      --------            --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income - common                                     (0.607)             (0.635)
In excess of net investment income                                      (0.002)                 --
                                                                      --------            --------
      Total Distributions Declared to Shareholders                      (0.609)             (0.635)
                                                                      --------            --------
NET ASSET VALUE, END OF PERIOD                                        $ 11.490            $ 11.430
                                                                      ========            ========
Market price per share                                                $ 11.187            $ 10.560
                                                                      ========            ========
Total return - based on market value (a)                                11.94%              10.76%
                                                                      ========            ========
RATIOS TO AVERAGE NET ASSETS
Expenses (b)                                                             0.77%               0.83%
Net investment income (b)                                                5.24%               5.63%
Portfolio turnover                                                         24%                 21%
Net assets at end of period (000)                                     $132,242            $131,503

(a) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(b) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------

Selected per share data, total return, ratios and supplemental data throughout each period are as follows (common shares unless otherwise noted):

                                                                         YEAR ENDED DECEMBER 31
                                                                     -----------------------------
                                                                       1996                1995
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $  11.050            $  9.930
                                                                     ---------            --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                    0.630               0.644
Net realized and unrealized gain (loss)                                 (0.193)              1.111
                                                                     ---------            --------
    Total from Investment Operations                                     0.437               1.755
                                                                     ---------            --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                              (0.617)             (0.635)
                                                                     ---------            --------
NET ASSET VALUE, END OF PERIOD                                       $  10.870            $ 11.050
                                                                     =========            ========
Market price per share                                               $  10.130            $  9.880
                                                                     =========            ========
Total return - based on market value (a)                                 9.06%              13.87%
                                                                     =========            ========
RATIOS TO AVERAGE NET ASSETS
Expenses (b)                                                             0.88%               1.08%
Net investment income (b)                                                5.80%               6.08%
Portfolio turnover                                                         20%                 37%
Net assets at end of period (000)                                     $125,125            $127,118

(a) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(b) The benefits derived from custody credits and directed brokerage arrangements had no impact.

-------------------------------------------------------------------------------
DIVIDEND REINVESTMENT PLAN
-------------------------------------------------------------------------------

As a shareholder in the Trust you are eligible to participate in the Dividend Reinvestment Plan.

The Trust generally distributes net investment income and net short-term capital gains monthly and net long-term capital gains annually. Under the Trust's Dividend Reinvestment Plan (the "Plan") all distributions are reinvested automatically in additional shares of the Trust, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the broker or nominee. All cash distributions will be mailed by check directly to the record holder by the dividend paying agent.

If the market price of Trust shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. However, if the market price of shares is less than the net asset value, shares will be bought as soon as practicable (but no more than 30 days after the distribution, except as may be required to comply with federal securities laws) in the open market for the accounts of Plan participants. If, during this purchase period, the market price surpasses the net asset value, the average per share price paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly- issued shares. The aggregate market value of the shares may constitute taxable income to shareholders for federal income tax purposes.

All Plan accounts receive written confirmations of all transactions. Shares purchased under the Plan ordinarily are held in uncertificated form, although each participant has the right to receive certificates for whole shares owned by the participant. Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions.

There is no charge to Plan participants for reinvesting distributions. Fees and expenses of the Plan other than brokerage charges are paid by the Trust. Participants bear a pro-rata share of brokerage charges incurred on open market purchases of shares issued under the Plan. A shareholder may elect not to participate or terminate his or her participation in the Plan by written notice to the Plan administrator. Such notice must be received by the Plan administrator before the dividend record date in order to be effective with respect to that dividend. The Plan may be amended or terminated on 30 days' written notice to the Plan participants. Upon withdrawal by any participants or any termination of the Plan, certificates for whole shares will be issued and cash payments will be made for any fractional shares. All correspondence concerning the Plan should be directed to BankBoston, NA, the Trust's dividend disbursing agent and administrator of the Plan, at P.O. Box 1681, Boston, Massachusetts 02105, Attention: Dividend Reinvestment Department.

TRANSFER AGENT

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial Investment Grade Municipal Trust is:

BankBoston, NA
100 Federal Street
Boston, MA 02110
1-800-730-6001

The Colonial Investment Grade Municipal Trust mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Investment Grade Municipal Trust.

TRUSTEES


TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN V. CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)


-------------------------------------------------------------
COLONIAL INVESTMENT GRADE MUNICIPAL TRUST   SEMIANNUAL REPORT
-------------------------------------------------------------

                                                130-03/834B-0600 (7/00) 00/1187